Stockholders’ Equity (Details) - Schedule of the Stock Option Activity - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Stock Option Activity [Abstract]
Options beginning balance	4,408,267	2,902,619	541,021
Weighted Average Exercise Price, beginning balance	4.05	7.07	12.75
Weighted Average Remaining Contractual Life (in years), beginning balance			3 years 3 months 7 days
Options, Granted	68,000,000	1,940,000	2,425,762
Weighted Average Exercise Price, Granted (in Dollars per share)		$ 1.38	$ 5.97
Weighted Average Remaining Contractual Life (in years), Granted		5 years	5 years 10 months 28 days
Options, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contractual Life (in years), Exercised
Options, Forfeited/Cancelled		(434,352)	(64,164)
Weighted Average Exercise Price, Forfeited/Cancelled (in Dollars per share)	$ 14.1	$ 13.56	$ 13.06
Weighted Average Remaining Contractual Life (in years), Forfeited/Cancelled
Options outstanding, ending balance	72,398,603	4,408,267	2,902,619
Weighted Average Exercise Price outstanding, ending balance		4.05	7.07
Weighted Average Remaining Contractual Life (in years) outstanding, ending balance	3 years 9 months 29 days	4 years 3 months 14 days	4 years 8 months 15 days
Options, exercisable	63,279,603	3,061,767
Weighted Average Exercise Price, exercisable (in Dollars per share)	$ 4.99	$ 4.19
Weighted Average Remaining Contractual Life (in years), exercisable	3 years 8 months 1 day	4 years 25 days